2005

  Nationwide® VA Separate Account-B

  December 31, 2005

Annual Report

    AMERICA’s

    Exclusive

    ANNUITYSM

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

APO–3233–12/05

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Balanced Fund – Class I (ACVPBal) 268,120 shares (cost $1,726,691)	$2,010,899

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 49,160 shares (cost $335,025)	459,648

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 417,692 shares (cost $2,892,841)	3,136,868

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 244,199 shares (cost $2,539,780)	2,505,484

American Century VP – International Fund – Class I (ACVPInt) 191,904 shares (cost $1,222,801)	1,579,370

American Century VP – International Fund – Class III (ASVPInt3) 87,692 shares (cost $585,828)	721,704

American Century VP – Ultra® Fund – Class I (ACVPUltra) 3,632 shares (cost $37,432)	37,699

American Century VP – Value Fund – Class I (ACVPVal) 801,764 shares (cost $5,855,538)	6,574,467

Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 9,961 shares (cost $111,128)	128,993

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 67,079 shares (cost $571,731)	784,829

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 104,532 shares (cost $1,109,484)	1,556,479

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 26,353 shares (cost $417,489)	439,305

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 24,343 shares (cost $548,883)	634,869

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 442,903 shares (cost $10,868,759)	14,093,158

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 39,894 shares (cost $1,371,680)	1,480,450

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 38,374 shares (cost $684,005)	837,313

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 49,835 shares (cost $560,743)	563,131

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 579,295 shares (cost $11,661,943)	14,766,234

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 215,014 shares (cost $5,738,063)	7,245,965

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 1,757,300 shares (cost $11,315,780)	10,842,543

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 59,094 shares (cost $824,037)	1,217,933

Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 94,948 shares (cost $1,476,623)	1,954,021

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 264,806 shares (cost $3,825,609)	$3,982,686

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 572,323 shares (cost $12,607,059)	17,759,178

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 25,448 shares (cost $320,995)	322,686

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 103,459 shares (cost $1,264,378)	1,793,981

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 31,521 shares (cost $414,057)	440,343

Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 60,663 shares (cost $927,140)	1,004,579

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 204,779 shares (cost $3,056,947)	3,554,962

Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 36,645 shares (cost $444,364)	479,310

Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 4,082 shares (cost $52,014)	51,725

Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 25,263 shares (cost $263,429)	261,728

Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 6,159 shares (cost $19,772)	23,899

Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 20,213 shares (cost $224,606)	205,566

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 422,888 shares (cost $5,140,506)	4,880,125

Gartmore GVIT Growth Fund – Class I (GVITGrowth) 90,881 shares (cost $767,311)	1,040,589

Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 13,187 shares (cost $151,297)	157,843

Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 40,563 shares (cost $422,770)	416,580

Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 71,976 shares (cost $763,677)	820,528

Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 59,797 shares (cost $611,471)	707,995

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 50,884 shares (cost $536,583)	555,147

Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 24,252 shares (cost $192,750)	223,606

Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 408 shares (cost $4,110)	4,092

Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 51,485 shares (cost $1,328,941)	1,397,818

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 5,645,927 shares (cost $5,645,927)	5,645,927

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 210,770 shares (cost $1,760,376)	2,497,623

Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 14,637 shares (cost $201,045)	188,960

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 23,826 shares (cost $344,587)	$378,829

Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 318,014 shares (cost $3,341,636)	3,666,701

Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 319,578 shares (cost $6,618,012)	7,279,976

Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 14,675 shares (cost $164,745)	159,366

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 256,345 shares (cost $2,562,476)	2,504,487

Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2) 20,494 shares (cost $227,763)	235,679

Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 2,777 shares (cost $32,909)	35,377

Janus AS – Forty Portfolio – Service Shares (JanForty) 12,659 shares (cost $311,986)	347,479

Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 5,166 shares (cost $18,263)	20,819

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 13,188 shares (cost $52,348)	52,224

Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 3,598 shares (cost $110,201)	127,292

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 3,226 shares (cost $70,761)	113,445

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 118,061 shares (cost $3,073,091)	3,286,821

Neuberger Berman AMT – Growth Portfolio® – I Class (NBAMTGro) 67,657 shares (cost $690,565)	932,984

Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 35,264 shares (cost $483,702)	617,112

Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat) 540,426 shares (cost $7,081,638)	6,830,979

Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart) 164,781 shares (cost $2,539,656)	3,527,956

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes) 4,870 shares (cost $70,309)	72,611

Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 7,645 shares (cost $344,448)	377,569

Oppenheimer Balanced Fund/VA – Initial Class (OppBal) 150,397 shares (cost $2,283,267)	2,567,272

Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 363,972 shares (cost $3,962,823)	4,072,847

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 62,258 shares (cost $1,997,956)	2,398,181

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 176,126 shares (cost $5,083,072)	5,909,044

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 130,607 shares (cost $2,287,504)	4,359,664

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 21,318 shares (cost $399,893)	464,511

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 34,750 shares (cost $415,620)	$417,697
Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 27,394 shares (cost $344,054)	329,554
Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 13,339 shares (cost $221,689)	265,304
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 30,347 shares (cost $371,596)	604,217
Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 31,112 shares (cost $648,893)	862,726
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 25,147 shares (cost $382,318)	697,590
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 15,501 shares (cost $123,652)	140,125
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 203,681 shares (cost $3,021,559)	4,700,953
Wells Fargo Advantage Variable Trust Discovery Fund (WFDisc) 38,425 shares (cost $419,138)	551,020
Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 151,214 shares (cost $2,608,737)	3,662,395

Total investments	184,559,644
Accounts receivable	–

Total assets	184,559,644
Accounts payable	9,470

Contract owners’ equity (note 4)	$184,550,174

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInflPro2	ACVPInt	ASVPInt3	ACVPUltra
Reinvested dividends	$4,470,480	41,147	–	43,305	108,348	18,985	9,395	–
Mortality and expense risk charges (note 2)	(2,742,551)	(31,297)	(6,537)	(35,946)	(37,067)	(22,814)	(10,601)	(723)

Net investment income (loss)	1,727,929	9,850	(6,537)	7,359	71,281	(3,829)	(1,206)	(723)

Proceeds from mutual fund shares sold	105,897,699	634,345	145,104	518,162	674,771	282,630	318,417	138,286
Cost of mutual fund shares sold	(95,954,752)	(616,186)	(152,084)	(388,877)	(663,063)	(245,845)	(224,330)	(131,574)

Realized gain (loss) on investments	9,942,947	18,159	(6,980)	129,285	11,708	36,785	94,087	6,712
Change in unrealized gain (loss) on investments	(3,587,702)	40,970	95,479	(69,731)	(81,411)	134,010	(15,038)	(4,500)

Net gain (loss) on investments	6,355,245	59,129	88,499	59,554	(69,703)	170,795	79,049	2,212

Reinvested capital gains	3,481,914	874	–	–	1,469	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,565,088	69,853	81,962	66,913	3,047	166,966	77,843	1,489

Investment activity:	ACVPVal	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro	DryStkIx	DryVIFApp
Reinvested dividends	$58,073	–	6,600	–	–	–	239,652	343
Mortality and expense risk charges (note 2)	(95,560)	(2,117)	(11,066)	(24,519)	(6,768)	(10,885)	(222,441)	(25,103)

Net investment income (loss)	(37,487)	(2,117)	(4,466)	(24,519)	(6,768)	(10,885)	17,211	(24,760)

Proceeds from mutual fund shares sold	1,028,578	97,198	174,638	400,160	436,371	428,677	3,784,971	696,510
Cost of mutual fund shares sold	(744,731)	(124,432)	(143,513)	(254,812)	(368,895)	(337,647)	(2,887,216)	(582,509)

Realized gain (loss) on investments	283,847	(27,234)	31,125	145,348	67,476	91,030	897,755	114,001
Change in unrealized gain (loss) on investments	(689,546)	46,713	83,652	(206,945)	(32,355)	(69,457)	(468,322)	(39,571)

Net gain (loss) on investments	(405,699)	19,479	114,777	(61,597)	35,121	21,573	429,433	74,430

Reinvested capital gains	671,918	–	–	–	1,041	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$228,732	17,362	110,311	(86,116)	29,394	10,688	446,644	49,670

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	DryVIFGrInc	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPAM
Reinvested dividends	$12,790	23,455	265,657	40,464	1,812,650	8,270	12,018	118,156
Mortality and expense risk charges (note 2)	(14,206)	(8,564)	(220,932)	(110,955)	(133,332)	(17,220)	(25,167)	(61,379)

Net investment income (loss)	(1,416)	14,891	44,725	(70,491)	1,679,318	(8,950)	(13,149)	56,777

Proceeds from mutual fund shares sold	314,711	184,230	3,533,308	2,146,916	22,884,639	252,988	413,673	1,125,673
Cost of mutual fund shares sold	(325,072)	(190,173)	(2,839,530)	(1,630,868)	(22,844,763)	(195,731)	(346,390)	(1,311,963)

Realized gain (loss) on investments	(10,361)	(5,943)	693,778	516,048	39,876	57,257	67,283	(186,290)
Change in unrealized gain (loss) on investments	22,223	(14,301)	(728,904)	(178,413)	(1,469,782)	131,705	222,361	211,825

Net gain (loss) on investments	11,862	(20,244)	(35,126)	337,635	(1,429,906)	188,962	289,644	25,535

Reinvested capital gains	–	4,024	583,790	–	–	6,472	9,013	1,515

Net increase (decrease) in contract owners’ equity resulting from operations	$10,446	(1,329)	593,389	267,144	249,412	186,484	285,508	83,827

Investment activity:	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPVaIS	GVITIntVal3	GVITMidCap	GVITEmMrkts3	GVITGlFin3
Reinvested dividends	$54,145	68,028	16,431	–	25,200	34,074	1,711	1,590
Mortality and expense risk charges (note 2)	(239,864)	(7,618)	(25,516)	(4,977)	(26,629)	(48,876)	(4,521)	(1,265)

Net investment income (loss)	(185,719)	60,410	(9,085)	(4,977)	(1,429)	(14,802)	(2,810)	325

Proceeds from mutual fund shares sold	4,629,937	1,757,891	197,124	224,563	2,044,804	1,011,085	189,296	102,276
Cost of mutual fund shares sold	(3,179,264)	(1,848,227)	(147,162)	(219,581)	(1,878,598)	(681,965)	(176,010)	(102,111)

Realized gain (loss) on investments	1,450,673	(90,336)	49,962	4,982	166,206	329,120	13,286	165
Change in unrealized gain (loss) on investments	1,075,420	(3,868)	79,474	(15,595)	(128,504)	(185,611)	36,920	(5,100)

Net gain (loss) on investments	2,526,093	(94,204)	129,436	(10,613)	37,702	143,509	50,206	(4,935)

Reinvested capital gains	3,384	41,533	–	12,144	92,990	203,705	37,847	5,351

Net increase (decrease) in contract owners’ equity resulting from operations	$2,343,758	7,739	120,351	(3,446)	129,263	332,412	85,243	741

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$–	–	–	4,592	199,110	848	2,601	10,240
Mortality and expense risk charges (note 2)	(4,167)	(31)	(538)	(3,045)	(79,788)	(15,347)	(1,959)	(4,709)

Net investment income (loss)	(4,167)	(31)	(538)	1,547	119,322	(14,499)	642	5,531

Proceeds from mutual fund shares sold	158,847	3,107	60,755	92,475	1,511,635	209,359	92,981	143,173
Cost of mutual fund shares sold	(154,932)	(3,226)	(64,871)	(69,533)	(1,596,173)	(148,887)	(88,266)	(139,462)

Realized gain (loss) on investments	3,915	(119)	(4,116)	22,942	(84,538)	60,472	4,715	3,711
Change in unrealized gain (loss) on investments	(9,760)	(44)	3,691	(42,692)	53,151	1,580	789	(10,907)

Net gain (loss) on investments	(5,845)	(163)	(425)	(19,750)	(31,387)	62,052	5,504	(7,196)

Reinvested capital gains	29,823	–	–	28,978	10,038	–	2,718	8,208

Net increase (decrease) in contract owners’ equity resulting from operations	$19,811	(194)	(963)	10,775	97,973	47,553	8,864	6,543

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund
Reinvested dividends	$22,585	14,158	13,303	1,061	52	–	244,681	23,168
Mortality and expense risk charges (note 2)	(16,885)	(9,924)	(7,226)	(1,487)	(31)	(17,843)	(137,081)	(37,699)

Net investment income (loss)	5,700	4,234	6,077	(426)	21	(17,843)	107,600	(14,531)

Proceeds from mutual fund shares sold	925,349	67,712	97,154	42,719	948	3,674,655	24,569,902	476,425
Cost of mutual fund shares sold	(829,821)	(46,586)	(90,402)	(32,973)	(907)	(3,300,217)	(24,569,902)	(401,298)

Realized gain (loss) on investments	95,528	21,126	6,752	9,746	41	374,438	–	75,127
Change in unrealized gain (loss) on investments	(89,344)	246	(7,934)	21,758	(60)	(345,206)	–	81,853

Net gain (loss) on investments	6,184	21,372	(1,182)	31,504	(19)	29,232	–	156,980

Reinvested capital gains	14,633	14,173	9,097	513	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$26,517	39,779	13,992	31,591	2	11,389	107,600	142,449

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITLead3	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
Reinvested dividends	$2,111	–	2,443	–	–	124,499	2,809	46
Mortality and expense risk charges (note 2)	(2,249)	(4,189)	(63,935)	(97,450)	(1,617)	(40,784)	(3,035)	(295)

Net investment income (loss)	(138)	(4,189)	(61,492)	(97,450)	(1,617)	83,715	(226)	(249)

Proceeds from mutual fund shares sold	99,291	176,067	2,135,962	1,861,040	78,511	1,505,903	62,302	43,701
Cost of mutual fund shares sold	(77,143)	(152,787)	(1,304,284)	(1,219,330)	(73,265)	(1,519,015)	(58,404)	(42,012)

Realized gain (loss) on investments	22,148	23,280	831,678	641,710	5,246	(13,112)	3,898	1,689
Change in unrealized gain (loss) on investments	(33,137)	(9,209)	(1,149,355)	(737,923)	(12,623)	(68,942)	(4,099)	2,468

Net gain (loss) on investments	(10,989)	14,071	(317,677)	(96,213)	(7,377)	(82,054)	(201)	4,157

Reinvested capital gains	28,413	–	446,997	853,337	21,342	13,580	5,942	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,286	9,882	67,828	659,674	12,348	15,241	5,515	3,908

Investment activity:	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JPMSTMidCap	NBAMTGro	NBAMTGuard
Reinvested dividends	$216	–	–	715	1,024	3,995	–	974
Mortality and expense risk charges (note 2)	(18,717)	(507)	(721)	(1,018)	(1,417)	(37,958)	(14,145)	(9,713)

Net investment income (loss)	(18,501)	(507)	(721)	(303)	(393)	(33,963)	(14,145)	(8,739)

Proceeds from mutual fund shares sold	2,384,394	83,468	7,908	61,134	13,364	330,524	270,529	240,698
Cost of mutual fund shares sold	(2,124,618)	(88,348)	(9,524)	(50,280)	(11,031)	(306,456)	(202,098)	(180,998)

Realized gain (loss) on investments	259,776	(4,880)	(1,616)	10,854	2,333	24,068	68,431	59,700
Change in unrealized gain (loss) on investments	1,154	1,215	6,842	5,815	24,060	154,505	51,772	(7,815)

Net gain (loss) on investments	260,930	(3,665)	5,226	16,669	26,393	178,573	120,203	51,885

Reinvested capital gains	–	–	–	–	–	29,538	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$242,429	(4,172)	4,505	16,366	26,000	174,148	106,058	43,146

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	NBAMTLMat	NBAMTPart	NBAMSocRes	OppAggGro	OppBal	OppBdFd	OppCapAp	OppGlSec3
Reinvested dividends	$201,024	32,807	–	–	50,692	236,718	26,503	23,089
Mortality and expense risk charges (note 2)	(96,921)	(48,157)	(256)	(26,134)	(40,199)	(63,412)	(38,196)	(52,057)

Net investment income (loss)	104,103	(15,350)	(256)	(26,134)	10,493	173,306	(11,693)	(28,968)

Proceeds from mutual fund shares sold	1,866,982	884,945	32,829	3,498,939	577,441	842,306	884,072	513,898
Cost of mutual fund shares sold	(1,971,852)	(512,993)	(31,961)	(3,208,107)	(557,547)	(806,612)	(706,709)	(362,183)

Realized gain (loss) on investments	(104,870)	371,952	868	290,832	19,894	35,694	177,363	151,715
Change in unrealized gain (loss) on investments	674	136,424	1,210	(11,101)	(70,159)	(160,705)	(94,968)	398,523

Net gain (loss) on investments	(104,196)	508,376	2,078	279,731	(50,265)	(125,011)	82,395	550,238

Reinvested capital gains	–	761	51	–	103,562	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(93)	493,787	1,873	253,597	63,790	48,295	70,702	521,270

Investment activity:	OppGlSec	OppMSt	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs
Reinvested dividends	$45,169	8,451	35,228	34,195	1,063	4,977	1,016	3,215
Mortality and expense risk charges (note 2)	(62,488)	(7,722)	(6,546)	(6,354)	(2,535)	(8,165)	(8,927)	(11,901)

Net investment income (loss)	(17,319)	729	28,682	27,841	(1,472)	(3,188)	(7,911)	(8,686)

Proceeds from mutual fund shares sold	834,555	263,270	126,587	159,673	109,530	136,494	281,300	484,302
Cost of mutual fund shares sold	(504,261)	(218,790)	(120,236)	(171,214)	(75,517)	(92,579)	(196,876)	(284,424)

Realized gain (loss) on investments	330,294	44,480	6,351	(11,541)	34,013	43,915	84,424	199,878
Change in unrealized gain (loss) on investments	184,233	(27,343)	(56,244)	(38,214)	16,235	107,789	174,054	144,603

Net gain (loss) on investments	514,527	17,137	(49,893)	(49,755)	50,248	151,704	258,478	344,481

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$497,208	17,866	(21,211)	(21,914)	48,776	148,516	250,567	335,795

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VKEmMkt	VKUSRealEst	WFDisc	WFTrustOp
Reinvested dividends	$14,435	56,180	–	–
Mortality and expense risk charges (note 2)	(2,795)	(67,253)	(8,295)	(54,263)

Net investment income (loss)	11,640	(11,073)	(8,295)	(54,263)

Proceeds from mutual fund shares sold	145,371	1,156,076	123,603	721,602
Cost of mutual fund shares sold	(146,774)	(653,816)	(82,287)	(509,843)

Realized gain (loss) on investments	(1,403)	502,260	41,316	211,759
Change in unrealized gain (loss) on investments	3,573	43,419	(58,276)	62,924

Net gain (loss) on investments	2,170	545,679	(16,960)	274,683

Reinvested capital gains	3,068	124,090	55,982	–

Net increase (decrease) in contract owners’ equity resulting from operations	$16,878	658,696	30,727	220,420

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,727,929	657,083	9,850	4,335	(6,537)	(8,292)	7,359	274
Realized gain (loss) on investments	9,942,947	10,547,618	18,159	(46,129)	(6,980)	(59,253)	129,285	180,045
Change in unrealized gain (loss) on investments	(3,587,702)	4,601,875	40,970	230,706	95,479	89,214	(69,731)	5,145
Reinvested capital gains	3,481,914	1,906,762	874	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,565,088	17,713,338	69,853	188,912	81,962	21,669	66,913	185,464

Equity transactions:
Purchase payments received from contract owners (note 3)	897,329	1,537,910	–	6,359	893	105	8,662	19,455
Transfers between funds	–	–	(51,107)	140,954	(8,400)	(65,507)	1,463,741	(97,212)
Redemptions (note 3)	(27,919,388)	(34,382,719)	(398,233)	(310,979)	(107,886)	(133,137)	(178,094)	(307,553)
Annuity benefits	(6,584)	(12,234)	–	–	–	–	–	–
Adjustments to maintain reserves	(10,845)	23,625	19	92	8	27	(4)	84

Net equity transactions	(27,039,488)	(32,833,418)	(449,321)	(163,574)	(115,385)	(198,512)	1,294,305	(385,226)

Net change in contract owners’ equity	(15,474,400)	(15,120,080)	(379,468)	25,338	(33,423)	(176,843)	1,361,218	(199,762)
Contract owners’ equity beginning of period	200,024,574	215,144,654	2,390,370	2,365,032	493,082	669,925	1,775,638	1,975,400

Contract owners’ equity end of period	$184,550,174	200,024,574	2,010,902	2,390,370	459,659	493,082	3,136,856	1,775,638

CHANGES IN UNITS:
Beginning units	13,157,510	15,068,798	150,372	160,958	47,408	68,291	157,305	194,873

Units purchased	6,856,592	8,942,253	10,160	22,032	600	1,502	164,169	46,360
Units redeemed	(8,798,629)	(10,853,541)	(38,212)	(32,618)	(11,271)	(22,385)	(51,981)	(83,928)

Ending units	11,215,473	13,157,510	122,320	150,372	36,737	47,408	269,493	157,305

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInflPro2		ACVPInt		ASVPInt3		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$71,281	29,214	(3,829)	(15,372)	(1,206)	(4,978)	(723)	(2,270)
Realized gain (loss) on investments	11,708	14,949	36,785	17,971	94,087	359,838	6,712	38,962
Change in unrealized gain (loss) on investments	(81,411)	35,819	134,010	204,960	(15,038)	(261,005)	(4,500)	(21,320)
Reinvested capital gains	1,469	416	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,047	80,398	166,966	207,559	77,843	93,855	1,489	15,372

Equity transactions:
Purchase payments received from contract owners (note 3)	49,496	16,157	–	–	15,383	18,957	–	–
Transfers between funds	194,407	2,019,692	(74,229)	(201,816)	100,475	(1,174,115)	(9,059)	(178,497)
Redemptions (note 3)	(300,156)	(56,490)	(185,942)	(261,841)	(151,139)	(161,099)	(11,151)	(3,444)
Annuity benefits	–	–	–	(647)	–	–	–	–
Adjustments to maintain reserves	113	(256)	(15)	192	1	74	(12)	20

Net equity transactions	(56,140)	1,979,103	(260,186)	(464,112)	(35,280)	(1,316,183)	(20,222)	(181,921)

Net change in contract owners’ equity	(53,093)	2,059,501	(93,220)	(256,553)	42,563	(1,222,328)	(18,733)	(166,549)
Contract owners’ equity beginning of period	2,558,314	498,813	1,672,579	1,929,132	679,142	1,901,470	56,427	222,976

Contract owners’ equity end of period	$2,505,221	2,558,314	1,579,359	1,672,579	721,705	679,142	37,694	56,427

CHANGES IN UNITS:
Beginning units	239,977	48,791	108,751	142,015	60,727	192,828	5,280	22,757

Units purchased	59,039	243,354	–	–	25,862	15,205	11,442	26,057
Units redeemed	(64,240)	(52,168)	(16,749)	(33,264)	(28,694)	(147,306)	(13,219)	(43,534)

Ending units	234,776	239,977	92,002	108,751	57,895	60,727	3,503	5,280

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPVal		CSTGSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(37,487)	(30,997)	(2,117)	(2,794)	(4,466)	(3,819)	(24,519)	(29,427)
Realized gain (loss) on investments	283,847	531,806	(27,234)	(17,335)	31,125	10,576	145,348	68,563
Change in unrealized gain (loss) on investments	(689,546)	240,282	46,713	49,626	83,652	93,037	(206,945)	133,869
Reinvested capital gains	671,918	48,436	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	228,732	789,527	17,362	29,497	110,311	99,794	(86,116)	173,005

Equity transactions:
Purchase payments received from contract owners (note 3)	16,877	15,648	1,302	–	–	–	577	3,050
Transfers between funds	236,341	304,398	(18,215)	(7,057)	–	(8,223)	(103,759)	(34,901)
Redemptions (note 3)	(584,195)	(502,227)	(78,169)	(8,280)	(157,329)	(140,397)	(255,241)	(393,794)
Annuity benefits	–	(321)	–	–	–	–	–	–
Adjustments to maintain reserves	(64)	242	(37)	14	(17)	39	(16)	101

Net equity transactions	(331,041)	(182,260)	(95,119)	(15,323)	(157,346)	(148,581)	(358,439)	(425,544)

Net change in contract owners’ equity	(102,309)	607,267	(77,757)	14,174	(47,035)	(48,787)	(444,555)	(252,539)
Contract owners’ equity beginning of period	6,676,731	6,069,464	206,729	192,555	831,850	880,637	2,001,041	2,253,580

Contract owners’ equity end of period	$6,574,422	6,676,731	128,972	206,729	784,815	831,850	1,556,486	2,001,041

CHANGES IN UNITS:
Beginning units	328,830	336,791	17,456	18,906	80,381	96,225	140,357	172,711

Units purchased	36,946	118,009	–	–	–	–	910	9,251
Units redeemed	(52,976)	(125,970)	(7,942)	(1,450)	(14,859)	(15,844)	(27,440)	(41,605)

Ending units	312,800	328,830	9,514	17,456	65,522	80,381	113,827	140,357

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySmCapIxS		DrySRGro		DryStkIx		DryVIFApp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(6,768)	(3,372)	(10,885)	(9,617)	17,211	49,555	(24,760)	(14,391)
Realized gain (loss) on investments	67,476	32,316	91,030	(58,888)	897,755	78,742	114,001	361,949
Change in unrealized gain (loss) on investments	(32,355)	27,257	(69,457)	107,572	(468,322)	1,286,850	(39,571)	(253,332)
Reinvested capital gains	1,041	9,283	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,394	65,484	10,688	39,067	446,644	1,415,147	49,670	94,226

Equity transactions:
Purchase payments received from contract owners (note 3)	1,245	(111)	1,037	12,819	54,409	175,368	815	2,618
Transfers between funds	139,458	123,254	(186,234)	63,486	(469,121)	(186,953)	(234,435)	(1,010,911)
Redemptions (note 3)	(202,553)	(127,287)	(125,550)	(181,494)	(2,652,311)	(2,485,893)	(234,788)	(511,414)
Annuity benefits	–	–	–	–	(3,530)	(3,435)	–	–
Adjustments to maintain reserves	9	4	17	18	(370)	1,882	(16)	148

Net equity transactions	(61,841)	(4,140)	(310,730)	(105,171)	(3,070,923)	(2,499,031)	(468,424)	(1,519,559)

Net change in contract owners’ equity	(32,447)	61,344	(300,042)	(66,104)	(2,624,279)	(1,083,884)	(418,754)	(1,425,333)
Contract owners’ equity beginning of period	471,751	410,407	934,922	1,001,026	16,717,188	17,801,072	1,899,199	3,324,532

Contract owners’ equity end of period	$439,304	471,751	634,880	934,922	14,092,909	16,717,188	1,480,445	1,899,199

CHANGES IN UNITS:
Beginning units	38,055	39,767	65,088	72,945	893,047	1,036,744	148,996	270,005

Units purchased	29,289	31,668	8,233	18,610	37,142	99,381	20,413	75,687
Units redeemed	(33,812)	(33,380)	(30,038)	(26,467)	(200,398)	(243,078)	(56,504)	(196,696)

Ending units	33,532	38,055	43,283	65,088	729,791	893,047	112,905	148,996

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFGrInc		FedQualBd		FidVIPEI		FidVIPGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,416)	(3,002)	14,891	81,351	44,725	20,081	(70,491)	(130,604)
Realized gain (loss) on investments	(10,361)	(34,642)	(5,943)	43,804	693,778	193,869	516,048	1,322,135
Change in unrealized gain (loss) on investments	22,223	98,689	(14,301)	(103,912)	(728,904)	1,157,142	(178,413)	(972,206)
Reinvested capital gains	–	–	4,024	22,695	583,790	57,911	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,446	61,045	(1,329)	43,938	593,389	1,429,003	267,144	219,325

Equity transactions:
Purchase payments received from contract owners (note 3)	2,269	21,810	3,242	6,689	28,831	98,332	42,086	48,214
Transfers between funds	(34,474)	(69,186)	(6,212)	(3,406,253)	(733,989)	2,379,856	(763,252)	(3,411,756)
Redemptions (note 3)	(233,801)	(128,781)	(87,263)	(620,792)	(1,819,774)	(2,319,083)	(1,063,656)	(2,048,170)
Annuity benefits	–	–	–	–	–	–	(3,054)	(3,747)
Adjustments to maintain reserves	3	48	(7)	49	43	783	(539)	804

Net equity transactions	(266,003)	(176,109)	(90,240)	(4,020,307)	(2,524,889)	159,888	(1,788,415)	(5,414,655)

Net change in contract owners’ equity	(255,557)	(115,064)	(91,569)	(3,976,369)	(1,931,500)	1,588,891	(1,521,271)	(5,195,330)
Contract owners’ equity beginning of period	1,092,874	1,207,938	654,694	4,631,063	16,697,801	15,108,910	8,766,948	13,962,278

Contract owners’ equity end of period	$837,317	1,092,874	563,125	654,694	14,766,301	16,697,801	7,245,677	8,766,948

CHANGES IN UNITS:
Beginning units	88,010	103,025	58,220	420,547	905,354	900,411	534,578	867,371

Units purchased	2,381	4,247	8,342	37,671	66,440	207,797	23,101	84,481
Units redeemed	(24,191)	(19,262)	(16,401)	(399,998)	(204,430)	(202,854)	(133,839)	(417,274)

Ending units	66,200	88,010	50,161	58,220	767,364	905,354	423,840	534,578

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPHI		FidVIPOv		FidVIPOvR		FidVIPAM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,679,318	630,779	(8,950)	(2,354)	(13,149)	(17,702)	56,777	66,423
Realized gain (loss) on investments	39,876	763,949	57,257	68,464	67,283	(8,801)	(186,290)	(161,270)
Change in unrealized gain (loss) on investments	(1,469,782)	(270,769)	131,705	73,524	222,361	197,948	211,825	283,104
Reinvested capital gains	–	–	6,472	–	9,013	–	1,515	–

Net increase (decrease) in contract owners’ equity resulting from operations	249,412	1,123,959	186,484	139,634	285,508	171,445	83,827	188,257

Equity transactions:
Purchase payments received from contract owners (note 3)	48,233	86,184	–	–	7,456	19,090	12,216	2,790
Transfers between funds	(1,935,704)	(950,162)	(65,783)	(128,840)	(16,058)	1,377,783	(463,788)	229,425
Redemptions (note 3)	(1,511,179)	(1,351,859)	(167,476)	(235,170)	(213,044)	(67,673)	(567,505)	(589,773)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	3	602	82	(268)	36	50	(52)	241

Net equity transactions	(3,398,647)	(2,215,235)	(233,177)	(364,278)	(221,610)	1,329,250	(1,019,129)	(357,317)

Net change in contract owners’ equity	(3,149,235)	(1,091,276)	(46,693)	(224,644)	63,898	1,500,695	(935,302)	(169,060)
Contract owners’ equity beginning of period	13,991,772	15,083,048	1,264,746	1,489,390	1,890,137	389,442	4,917,967	5,087,027

Contract owners’ equity end of period	$10,842,537	13,991,772	1,218,053	1,264,746	1,954,035	1,890,137	3,982,665	4,917,967

CHANGES IN UNITS:
Beginning units	1,192,562	1,388,476	87,648	115,590	154,689	35,678	310,573	333,906

Units purchased	1,692,701	1,838,943	–	–	15,078	232,300	3,585	21,977
Units redeemed	(1,972,222)	(2,034,857)	(15,701)	(27,942)	(33,540)	(113,289)	(68,880)	(45,310)

Ending units	913,041	1,192,562	71,947	87,648	136,227	154,689	245,278	310,573

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPCon		FidVIPIGBdS		FidVIPGrOp		FidVIPVaIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(185,719)	(178,741)	60,410	43,872	(9,085)	(16,492)	(4,977)	(18,552)
Realized gain (loss) on investments	1,450,673	659,931	(90,336)	(57,567)	49,962	24,924	4,982	350,859
Change in unrealized gain (loss) on investments	1,075,420	1,701,019	(3,868)	5,047	79,474	89,674	(15,595)	(302,631)
Reinvested capital gains	3,384	–	41,533	45,614	–	–	12,144	3,992

Net increase (decrease) in contract owners’ equity resulting from operations	2,343,758	2,182,209	7,739	36,966	120,351	98,106	(3,446)	33,668

Equity transactions:
Purchase payments received from contract owners (note 3)	25,512	86,830	103	–	1,585	1,799	4,283	1,531
Transfers between funds	(768,537)	4,309,052	(1,489,878)	2,028,569	(85,764)	(36,102)	(13,955)	(1,553,382)
Redemptions (note 3)	(2,047,265)	(2,812,140)	(19,970)	(342,224)	(84,374)	(48,200)	(20,123)	(257,664)
Annuity benefits	–	(522)	–	–	–	–	–	–
Adjustments to maintain reserves	208	362	(2)	45	13	88	(35)	48

Net equity transactions	(2,790,082)	1,583,582	(1,509,747)	1,686,390	(168,540)	(82,415)	(29,830)	(1,809,467)

Net change in contract owners’ equity	(446,324)	3,765,791	(1,502,008)	1,723,356	(48,189)	15,691	(33,276)	(1,775,799)
Contract owners’ equity beginning of period	18,205,735	14,439,944	1,824,692	101,336	1,842,186	1,826,495	473,591	2,249,390

Contract owners’ equity end of period	$17,759,411	18,205,735	322,684	1,824,692	1,793,997	1,842,186	440,315	473,591

CHANGES IN UNITS:
Beginning units	783,818	707,473	175,411	10,015	186,159	194,978	36,457	194,517

Units purchased	100,209	296,575	24,879	381,982	533	1,227	15,249	29,633
Units redeemed	(220,580)	(220,230)	(169,456)	(216,586)	(17,763)	(10,046)	(18,170)	(187,693)

Ending units	663,447	783,818	30,834	175,411	168,929	186,159	33,536	36,457

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntVal3		GVITMidCap		GVITEmMrkts		GVITEmMrkts3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,429)	5,112	(14,802)	(31,687)	–	(74)	(2,810)	(795)
Realized gain (loss) on investments	166,206	(7,711)	329,120	453,959	–	1,160	13,286	24,130
Change in unrealized gain (loss) on investments	(128,504)	203,650	(185,611)	(60,243)	–	(1,992)	36,920	(35,952)
Reinvested capital gains	92,990	–	203,705	83,055	–	80	37,847	19,884

Net increase (decrease) in contract owners’ equity resulting from operations	129,263	201,051	332,412	445,084	–	(826)	85,243	7,267

Equity transactions:
Purchase payments received from contract owners (note 3)	–	(6,479)	52,499	28,860	–	–	7,336	–
Transfers between funds	(633,202)	1,513,575	84,376	(305,973)	–	(10,829)	200,283	152,959
Redemptions (note 3)	(164,076)	(104,553)	(430,973)	(383,236)	–	–	(65,705)	(91,613)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(8,495)	7,588	88	(243)	–	–	35	(19)

Net equity transactions	(805,773)	1,410,131	(294,010)	(660,592)	–	(10,829)	141,949	61,327

Net change in contract owners’ equity	(676,510)	1,611,182	38,402	(215,508)	–	(11,655)	227,192	68,594
Contract owners’ equity beginning of period	1,672,373	61,191	3,516,644	3,732,152	–	11,655	252,137	183,543

Contract owners’ equity end of period	$995,863	1,672,373	3,555,046	3,516,644	–	–	479,329	252,137

CHANGES IN UNITS:
Beginning units	102,424	4,472	274,799	332,627	–	1,056	17,353	15,033

Units purchased	79,421	171,330	52,787	78,899	–	–	19,790	20,752
Units redeemed	(126,616)	(73,378)	(76,134)	(136,727)	–	(1,056)	(11,910)	(18,432)

Ending units	55,229	102,424	251,452	274,799	–	–	25,233	17,353

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlFin3		GVITGlHlth3		GVITGlTech		GVITGlTech3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$325	(87)	(4,167)	(4,516)	(31)	(44)	(538)	(1,263)
Realized gain (loss) on investments	165	8,662	3,915	(5,019)	(119)	(2)	(4,116)	1,877
Change in unrealized gain (loss) on investments	(5,100)	(627)	(9,760)	12,108	(44)	137	3,691	(9,351)
Reinvested capital gains	5,351	9,475	29,823	1,003	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	741	17,423	19,811	3,576	(194)	91	(963)	(8,737)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	(59,925)	97,985	(51,341)	159,263	(3,064)	–	(32,393)	15,210
Redemptions (note 3)	(41,089)	(94,861)	(30,741)	(16,935)	–	–	(3,294)	(57,904)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	22	4	(44)	15	(1)	(2)	(2)	12

Net equity transactions	(100,992)	3,128	(82,126)	142,343	(3,065)	(2)	(35,689)	(42,682)

Net change in contract owners’ equity	(100,251)	20,551	(62,315)	145,919	(3,259)	89	(36,652)	(51,419)
Contract owners’ equity beginning of period	151,990	131,439	324,018	178,099	3,259	3,170	60,548	111,967

Contract owners’ equity end of period	$51,739	151,990	261,703	324,018	–	3,259	23,896	60,548

CHANGES IN UNITS:
Beginning units	10,647	10,991	27,353	15,979	1,086	1,086	5,411	10,283

Units purchased	–	10,009	6,392	31,561	–	–	2,676	5,226
Units redeemed	(7,339)	(10,353)	(13,070)	(20,187)	(1,086)	–	(5,909)	(10,098)

Ending units	3,308	10,647	20,675	27,353	–	1,086	2,178	5,411

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIDAgg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,547	(90)	119,322	286,964	(14,499)	(14,211)	642	511
Realized gain (loss) on investments	22,942	13,898	(84,538)	(152,162)	60,472	98,104	4,715	208
Change in unrealized gain (loss) on investments	(42,692)	9,490	53,151	(188,315)	1,580	(13,350)	789	4,877
Reinvested capital gains	28,978	6,725	10,038	159,949	–	–	2,718	2,707

Net increase (decrease) in contract owners’ equity resulting from operations	10,775	30,023	97,973	106,436	47,553	70,543	8,864	8,303

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	107,958	100,534	–	21,815	70,560	–
Transfers between funds	41,624	52,181	(129,691)	(2,208,289)	(12,587)	(196,133)	(57,545)	112,110
Redemptions (note 3)	(7,502)	(64,229)	(1,160,649)	(1,461,240)	(128,547)	(255,703)	(1,538)	(1,800)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(18)	12	(25)	285	(12)	40	(1)	6

Net equity transactions	34,104	(12,036)	(1,182,407)	(3,568,710)	(141,146)	(429,981)	11,476	110,316

Net change in contract owners’ equity	44,879	17,987	(1,084,434)	(3,462,274)	(93,593)	(359,438)	20,340	118,619
Contract owners’ equity beginning of period	160,679	142,692	5,964,546	9,426,820	1,134,178	1,493,616	137,503	18,884

Contract owners’ equity end of period	$205,558	160,679	4,880,112	5,964,546	1,040,585	1,134,178	157,843	137,503

CHANGES IN UNITS:
Beginning units	11,917	13,553	401,375	645,559	108,784	152,698	11,456	1,768

Units purchased	8,969	7,052	25,305	27,629	4,268	4,817	8,582	9,852
Units redeemed	(6,358)	(8,688)	(103,993)	(271,813)	(17,962)	(48,731)	(7,675)	(164)

Ending units	14,528	11,917	322,687	401,375	95,090	108,784	12,363	11,456

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$5,531	1,766	5,700	8,631	4,234	2,388	6,077	3,591
Realized gain (loss) on investments	3,711	5,331	95,528	71,076	21,126	18,931	6,752	16,209
Change in unrealized gain (loss) on investments	(10,907)	(2,844)	(89,344)	34,632	246	29,669	(7,934)	4,753
Reinvested capital gains	8,208	2,027	14,633	7,342	14,173	6,874	9,097	3,700

Net increase (decrease) in contract owners’ equity resulting from operations	6,543	6,280	26,517	121,681	39,779	57,862	13,992	28,253

Equity transactions:
Purchase payments received from contract owners (note 3)	700	6,684	–	–	1,750	–	302	13,651
Transfers between funds	260,117	(19,348)	(155,510)	760,626	59,161	320,791	76,366	154,704
Redemptions (note 3)	(41,356)	(27,012)	(669,384)	(356,778)	(16,216)	(62,972)	(31,804)	(167,553)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	1	(1)	(17)	77	(6)	18	–	27

Net equity transactions	219,462	(39,677)	(824,911)	403,925	44,689	257,837	44,864	829

Net change in contract owners’ equity	226,005	(33,397)	(798,394)	525,606	84,468	315,699	58,856	29,082
Contract owners’ equity beginning of period	190,565	223,962	1,618,931	1,093,325	623,528	307,829	496,291	467,209

Contract owners’ equity end of period	$416,570	190,565	820,537	1,618,931	707,996	623,528	555,147	496,291

CHANGES IN UNITS:
Beginning units	17,525	21,242	140,586	102,489	52,770	28,779	44,092	43,835

Units purchased	32,703	6,320	7,618	77,887	8,852	31,295	11,914	16,053
Units redeemed	(12,601)	(10,037)	(79,572)	(39,790)	(4,840)	(7,304)	(8,110)	(15,796)

Ending units	37,627	17,525	68,632	140,586	56,782	52,770	47,896	44,092

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntGro3		GVITJPBal		GVITMdCpGr		GVITMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(426)	(58)	21	8	(17,843)	(49,859)	107,600	(85,078)
Realized gain (loss) on investments	9,746	79	41	6	374,438	54,942	–	–
Change in unrealized gain (loss) on investments	21,758	7,993	(60)	41	(345,206)	393,388	–	–
Reinvested capital gains	513	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,591	8,014	2	55	11,389	398,471	107,600	(85,078)

Equity transactions:
Purchase payments received from contract owners (note 3)	750	2,459	–	–	12,929	23	192,449	413,714
Transfers between funds	155,899	39,517	3,495	986	(2,385,550)	3,191,692	1,740,361	510,216
Redemptions (note 3)	(34,640)	(470)	(246)	(199)	(49,370)	(300,415)	(3,196,237)	(4,343,828)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(4)	(12)	(7)	4	2	145	(6)	461

Net equity transactions	122,005	41,494	3,242	791	(2,421,989)	2,891,445	(1,263,433)	(3,419,437)

Net change in contract owners’ equity	153,596	49,508	3,244	846	(2,410,600)	3,289,916	(1,155,833)	(3,504,515)
Contract owners’ equity beginning of period	69,998	20,490	846	–	3,808,426	518,510	6,801,764	10,306,279

Contract owners’ equity end of period	$223,594	69,998	4,090	846	1,397,826	3,808,426	5,645,931	6,801,764

CHANGES IN UNITS:
Beginning units	6,002	1,980	79	–	705,062	109,111	565,009	850,554

Units purchased	12,174	4,067	385	98	215,081	729,487	1,993,478	2,314,970
Units redeemed	(3,232)	(45)	(86)	(19)	(680,874)	(133,536)	(2,094,976)	(2,600,515)

Ending units	14,944	6,002	378	79	239,269	705,062	463,511	565,009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITNWFund		GVITLead3		GVITSmCapGr		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,531)	(8,025)	(138)	(1,405)	(4,189)	(4,794)	(61,492)	(80,382)
Realized gain (loss) on investments	75,127	30,185	22,148	22,889	23,280	29,759	831,678	984,265
Change in unrealized gain (loss) on investments	81,853	191,789	(33,137)	(8,512)	(9,209)	10,264	(1,149,355)	(440,865)
Reinvested capital gains	–	–	28,413	943	–	–	446,997	379,365

Net increase (decrease) in contract owners’ equity resulting from operations	142,449	213,949	17,286	13,915	9,882	35,229	67,828	842,383

Equity transactions:
Purchase payments received from contract owners (note 3)	1,133	3,138	–	1,625	1,448	881	726	11,833
Transfers between funds	(90,288)	(131,109)	115,287	(90,089)	119,192	(95,384)	(1,435,899)	(1,075,250)
Redemptions (note 3)	(337,128)	(880,826)	(10,840)	(8)	(70,952)	(98,890)	(442,574)	(647,261)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(1)	145	16	(8)	4	9	116	(89)

Net equity transactions	(426,284)	(1,008,652)	104,463	(88,480)	49,692	(193,384)	(1,877,631)	(1,710,767)

Net change in contract owners’ equity	(283,835)	(794,703)	121,749	(74,565)	59,574	(158,155)	(1,809,803)	(868,384)
Contract owners’ equity beginning of period	2,781,478	3,576,181	67,220	141,785	319,253	477,408	5,476,581	6,344,965

Contract owners’ equity end of period	$2,497,643	2,781,478	188,969	67,220	378,827	319,253	3,666,778	5,476,581

CHANGES IN UNITS:
Beginning units	164,622	228,928	5,547	13,695	46,476	77,681	287,125	384,540

Units purchased	577	3,050	16,531	281	32,641	17,111	14,037	51,555
Units redeemed	(25,596)	(67,356)	(7,733)	(8,429)	(27,348)	(48,316)	(111,916)	(148,970)

Ending units	139,603	164,622	14,345	5,547	51,769	46,476	189,246	287,125

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmComp		GVITTGroFoc		GVITUSGro3		GVITMltSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(97,450)	(114,249)	–	(67)	(1,617)	(15,244)	83,715	22,058
Realized gain (loss) on investments	641,710	1,264,016	–	(68)	5,246	(319,368)	(13,112)	(3,634)
Change in unrealized gain (loss) on investments	(737,923)	(850,517)	–	370	(12,623)	(4,217)	(68,942)	7,104
Reinvested capital gains	853,337	804,880	–	–	21,342	112,697	13,580	–

Net increase (decrease) in contract owners’ equity resulting from operations	659,674	1,104,130	–	235	12,348	(226,132)	15,241	25,528

Equity transactions:
Purchase payments received from contract owners (note 3)	8,077	10,265	–	–	–	–	11,787	6,507
Transfers between funds	114,668	(1,701,282)	–	(14,646)	93,650	96,372	1,992,703	126,569
Redemptions (note 3)	(667,368)	(1,199,389)	–	–	(20,673)	(150,579)	(109,070)	(182,564)
Annuity benefits	–	(1,166)	–	–	–	–	–	–
Adjustments to maintain reserves	32	419	–	(3)	(17)	38	7	17

Net equity transactions	(544,591)	(2,891,153)	–	(14,649)	72,960	(54,169)	1,895,427	(49,471)

Net change in contract owners’ equity	115,083	(1,787,023)	–	(14,414)	85,308	(280,301)	1,910,668	(23,943)
Contract owners’ equity beginning of period	7,164,918	8,951,941	–	14,414	74,046	354,347	593,824	617,767

Contract owners’ equity end of period	$7,280,001	7,164,918	–	–	159,354	74,046	2,504,492	593,824

CHANGES IN UNITS:
Beginning units	275,366	403,505	–	4,530	5,447	28,886	45,411	49,599

Units purchased	50,108	46,016	–	–	11,060	199,820	258,157	34,999
Units redeemed	(72,714)	(174,155)	–	(4,530)	(5,886)	(223,259)	(113,380)	(39,187)

Ending units	252,760	275,366	–	–	10,621	5,447	190,188	45,411

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITVal2		GVITWLead3		JanForty		JanGlTechS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(226)	237	(249)	–	(18,501)	(4,598)	(507)	(859)
Realized gain (loss) on investments	3,898	330	1,689	–	259,776	42,888	(4,880)	3,600
Change in unrealized gain (loss) on investments	(4,099)	12,015	2,468	–	1,154	318	1,215	(3,934)
Reinvested capital gains	5,942	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,515	12,582	3,908	–	242,429	38,608	(4,172)	(1,193)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,125	–	–	–	–	135	180	243
Transfers between funds	53,050	191,668	31,618	–	(155,965)	18,670	(81,319)	48,727
Redemptions (note 3)	(25,986)	(4,277)	(148)	–	(16,069)	(214,766)	(1,430)	(16,798)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(8)	2	(7)	–	54	(173)	14	(12)

Net equity transactions	30,181	187,393	31,463	–	(171,980)	(196,134)	(82,555)	32,160

Net change in contract owners’ equity	35,696	199,975	35,371	–	70,449	(157,526)	(86,727)	30,967
Contract owners’ equity beginning of period	199,975	–	–	–	277,075	434,601	107,552	76,585

Contract owners’ equity end of period	$235,671	199,975	35,371	–	347,524	277,075	20,825	107,552

CHANGES IN UNITS:
Beginning units	17,747	–	–	–	40,112	73,146	10,534	7,454

Units purchased	8,073	18,561	6,011	–	332,580	68,092	48	11,459
Units redeemed	(5,405)	(814)	(3,411)	–	(327,338)	(101,126)	(8,723)	(8,379)

Ending units	20,415	17,747	2,600	–	45,354	40,112	1,859	10,534

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGroS2		JanIntGro		JPMSTMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(721)	(855)	(303)	(1,833)	(393)	(829)	(33,963)	(3,000)
Realized gain (loss) on investments	(1,616)	(4,129)	10,854	250,013	2,333	3,966	24,068	7,430
Change in unrealized gain (loss) on investments	6,842	3,496	5,815	(195,934)	24,060	12,791	154,505	59,225
Reinvested capital gains	–	–	–	–	–	–	29,538	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,505	(1,488)	16,366	52,246	26,000	15,928	174,148	63,655

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	750	2,473	–	22	2,298	–
Transfers between funds	(6,652)	(12,246)	97,532	(1,112,791)	(9,684)	(34,301)	1,433,146	1,811,373
Redemptions (note 3)	(528)	(3,260)	(59,033)	(10,138)	(2,278)	(30,375)	(84,993)	(112,816)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(5)	(2)	(13)	5	(1)	27	28	1

Net equity transactions	(7,185)	(15,508)	39,236	(1,120,451)	(11,963)	(64,627)	1,350,479	1,698,558

Net change in contract owners’ equity	(2,680)	(16,996)	55,602	(1,068,205)	14,037	(48,699)	1,524,627	1,762,213
Contract owners’ equity beginning of period	54,901	71,897	71,670	1,139,875	99,397	148,096	1,762,213	–

Contract owners’ equity end of period	$52,221	54,901	127,272	71,670	113,434	99,397	3,286,840	1,762,213

CHANGES IN UNITS:
Beginning units	15,898	20,634	5,975	111,175	14,743	25,693	154,934	–

Units purchased	–	–	7,145	6,279	–	–	142,846	165,660
Units redeemed	(2,143)	(4,736)	(4,965)	(111,479)	(1,804)	(10,950)	(29,295)	(10,726)

Ending units	13,755	15,898	8,155	5,975	12,939	14,743	268,485	154,934

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTGro		NBAMTGuard		NBAMTLMat		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,145)	(15,409)	(8,739)	(10,891)	104,103	223,059	(15,350)	(51,444)
Realized gain (loss) on investments	68,431	39,472	59,700	314,734	(104,870)	(114,365)	371,952	492,148
Change in unrealized gain (loss) on investments	51,772	113,632	(7,815)	(181,752)	674	(155,903)	136,424	34,904
Reinvested capital gains	–	–	–	–	–	–	761	–

Net increase (decrease) in contract owners’ equity resulting from operations	106,058	137,695	43,146	122,091	(93)	(47,209)	493,787	475,608

Equity transactions:
Purchase payments received from contract owners (note 3)	14,199	525	5,333	11,502	8,598	62,138	8,156	17,526
Transfers between funds	28,300	(73,475)	(34,763)	(1,829,254)	1,090,846	2,090,252	462,386	(92,213)
Redemptions (note 3)	(212,611)	(191,540)	(98,837)	(39,015)	(1,161,874)	(480,931)	(618,535)	(691,086)
Annuity benefits	–	–	–	–	–	–	–	(479)
Adjustments to maintain reserves	(4)	45	(22)	1	(1)	258	33	200

Net equity transactions	(170,116)	(264,445)	(128,289)	(1,856,766)	(62,431)	1,671,717	(147,960)	(766,052)

Net change in contract owners’ equity	(64,058)	(126,750)	(85,143)	(1,734,675)	(62,524)	1,624,508	345,827	(290,444)
Contract owners’ equity beginning of period	997,039	1,123,789	702,252	2,436,927	6,893,497	5,268,989	3,182,171	3,472,615

Contract owners’ equity end of period	$932,981	997,039	617,109	702,252	6,830,973	6,893,497	3,527,998	3,182,171

CHANGES IN UNITS:
Beginning units	73,596	95,322	64,337	254,819	531,370	403,378	166,664	213,222

Units purchased	5,577	10,768	9,891	10,166	138,479	400,607	35,076	52,045
Units redeemed	(17,606)	(32,494)	(21,303)	(200,648)	(143,174)	(272,615)	(42,915)	(98,603)

Ending units	61,567	73,596	52,925	64,337	526,675	531,370	158,825	166,664

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMSocRes		OppAggGro		OppBal		OppBdFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(256)	(90)	(26,134)	(3,793)	10,493	(12,573)	173,306	169,249
Realized gain (loss) on investments	868	1,506	290,832	3,295	19,894	(10,221)	35,694	(8,516)
Change in unrealized gain (loss) on investments	1,210	1,092	(11,101)	42,701	(70,159)	265,744	(160,705)	36,726
Reinvested capital gains	51	–	–	–	103,562	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,873	2,508	253,597	42,203	63,790	242,950	48,295	197,459

Equity transactions:
Purchase payments received from contract owners (note 3)	3,596	–	4,823	5,482	2,495	45,136	14,021	21,213
Transfers between funds	49,180	22,833	(81,347)	73,839	(70,832)	64,538	(93,141)	(511,425)
Redemptions (note 3)	(218)	(7,159)	(136,030)	(32,819)	(382,373)	(498,692)	(598,119)	(913,240)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(14)	3	32	4	12	121	4	224

Net equity transactions	52,544	15,677	(212,522)	46,506	(450,698)	(388,897)	(677,235)	(1,403,228)

Net change in contract owners’ equity	54,417	18,185	41,075	88,709	(386,908)	(145,947)	(628,940)	(1,205,769)
Contract owners’ equity beginning of period	18,185	–	336,530	247,821	2,954,184	3,100,131	4,701,787	5,907,556

Contract owners’ equity end of period	$72,602	18,185	377,605	336,530	2,567,276	2,954,184	4,072,847	4,701,787

CHANGES IN UNITS:
Beginning units	1,613	–	61,677	53,613	159,157	181,225	318,093	415,506

Units purchased	7,764	3,865	608,527	37,483	5,334	11,765	10,148	29,449
Units redeemed	(3,262)	(2,252)	(607,690)	(29,419)	(29,403)	(33,833)	(55,706)	(126,862)

Ending units	6,115	1,613	62,514	61,677	135,088	159,157	272,535	318,093

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppCapAp		OppGlSec3		OppGlSec		OppMStq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(11,693)	(37,097)	(28,968)	(5,977)	(17,319)	(6,538)	729	(4,131)
Realized gain (loss) on investments	177,363	203,088	151,715	110,532	330,294	322,020	44,480	95,221
Change in unrealized gain (loss) on investments	(94,968)	(7,077)	398,523	208,253	184,233	394,583	(27,343)	(43,365)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	70,702	158,914	521,270	312,808	497,208	710,065	17,866	47,725

Equity transactions:
Purchase payments received from contract owners (note 3)	12,231	3,222	6,681	49,417	–	31	3,041	–
Transfers between funds	(258,564)	(212,341)	3,489,297	826,735	(126,125)	(324,586)	(107,892)	(43,402)
Redemptions (note 3)	(512,130)	(450,237)	(378,538)	(375,912)	(645,851)	(765,781)	(107,673)	(334,590)
Annuity benefits	–	–	–	–	–	(1,043)	–	–
Adjustments to maintain reserves	–	154	11	109	86	159	(17)	42

Net equity transactions	(758,463)	(659,202)	3,117,451	500,349	(771,890)	(1,091,220)	(212,541)	(377,950)

Net change in contract owners’ equity	(687,761)	(500,288)	3,638,721	813,157	(274,682)	(381,155)	(194,675)	(330,225)
Contract owners’ equity beginning of period	3,085,955	3,586,243	2,270,350	1,457,193	4,634,433	5,015,588	659,175	989,400

Contract owners’ equity end of period	$2,398,194	3,085,955	5,909,071	2,270,350	4,359,751	4,634,433	464,500	659,175

CHANGES IN UNITS:
Beginning units	209,053	256,029	135,973	102,517	170,829	217,070	77,021	124,707

Units purchased	7,289	14,999	215,952	75,912	–	–	5,684	15,973
Units redeemed	(59,494)	(61,975)	(37,864)	(42,456)	(28,178)	(46,241)	(30,740)	(63,659)

Ending units	156,848	209,053	314,061	135,973	142,651	170,829	51,965	77,021

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$28,682	(3,878)	27,841	93,099	(1,472)	(941)	(3,188)	(4,546)
Realized gain (loss) on investments	6,351	510	(11,541)	(12,433)	34,013	6,262	43,915	123,805
Change in unrealized gain (loss) on investments	(56,244)	58,321	(38,214)	(48,347)	16,235	27,381	107,789	(21,293)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(21,211)	54,953	(21,914)	32,319	48,776	32,702	148,516	97,966

Equity transactions:
Purchase payments received from contract owners (note 3)	391	1,196	–	2,297	761	24	–	2,126
Transfers between funds	(41,663)	476,146	(58,101)	(538,745)	110,333	98,469	(81,079)	(235,408)
Redemptions (note 3)	(44,974)	(7,154)	(95,236)	(217,636)	(19,329)	(6,435)	(47,190)	(53,606)
Annuity benefits	–	–	–	–	–	–	–	(874)
Adjustments to maintain reserves	(24)	17	26	18	(36)	12	(2)	(10)

Net equity transactions	(86,270)	470,205	(153,311)	(754,066)	91,729	92,070	(128,271)	(287,772)

Net change in contract owners’ equity	(107,481)	525,158	(175,225)	(721,747)	140,505	124,772	20,245	(189,806)
Contract owners’ equity beginning of period	525,158	–	504,781	1,226,528	124,772	–	583,966	773,772

Contract owners’ equity end of period	$417,677	525,158	329,556	504,781	265,277	124,772	604,211	583,966

CHANGES IN UNITS:
Beginning units	46,939	–	34,491	90,150	9,898	–	51,914	85,247

Units purchased	3,199	47,778	–	7,490	14,391	13,356	–	21,073
Units redeemed	(11,041)	(839)	(10,928)	(63,149)	(8,096)	(3,458)	(10,624)	(54,406)

Ending units	39,097	46,939	23,563	34,491	16,193	9,898	41,290	51,914

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldHAsR1		VEWrldHAs		VKEmMkt		VKUSRealEst
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,911)	(1,541)	(8,686)	(8,562)	11,640	63,146	(11,073)	5,722
Realized gain (loss) on investments	84,424	3,199	199,878	35,364	(1,403)	6,316	502,260	391,533
Change in unrealized gain (loss) on investments	174,054	39,779	144,603	112,961	3,573	(49,487)	43,419	771,951
Reinvested capital gains	–	–	–	–	3,068	35,590	124,090	82,119

Net increase (decrease) in contract owners’ equity resulting from operations	250,567	41,437	335,795	139,763	16,878	55,565	658,696	1,251,325

Equity transactions:
Purchase payments received from contract owners (note 3)	–	22,882	–	–	–	10,564	7,485	12,213
Transfers between funds	461,195	183,872	(56,206)	211,215	(105,628)	(426,151)	(266,781)	(471,869)
Redemptions (note 3)	(88,364)	(8,868)	(415,978)	(44,828)	(36,980)	(85,424)	(508,601)	(626,877)
Annuity benefits	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(6)	17	14	(138)	(5)	34	(2,040)	7,801

Net equity transactions	372,825	197,903	(472,170)	166,249	(142,613)	(500,977)	(769,937)	(1,078,732)

Net change in contract owners’ equity	623,392	239,340	(136,375)	306,012	(125,735)	(445,412)	(111,241)	172,593
Contract owners’ equity beginning of period	239,340	–	833,997	527,985	265,855	711,267	4,811,527	4,638,934

Contract owners’ equity end of period	$862,732	239,340	697,622	833,997	140,120	265,855	4,700,286	4,811,527

CHANGES IN UNITS:
Beginning units	19,204	–	64,606	49,973	17,197	49,904	146,161	189,420

Units purchased	45,780	21,029	–	44,417	–	58,030	13,343	28,758
Units redeemed	(18,658)	(1,825)	(28,453)	(29,784)	(9,004)	(90,737)	(35,733)	(72,017)

Ending units	46,326	19,204	36,153	64,606	8,193	17,197	123,771	146,161

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WFDisc		WFTrustOp
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$(8,295)	(8,961)	(54,263)	(61,292)
Realized gain (loss) on investments	41,316	49,654	211,759	898,907
Change in unrealized gain (loss) on investments	(58,276)	36,375	62,924	(142,070)
Reinvested capital gains	55,982	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,727	77,068	220,420	695,545

Equity transactions:
Purchase payments received from contract owners (note 3)	23	315	2,226	8,024
Transfers between funds	(51,358)	(36,314)	(232,439)	(2,075,836)
Redemptions (note 3)	(53,628)	(41,741)	(375,715)	(759,042)
Annuity benefits	–	–	–	–
Adjustments to maintain reserves	(10)	30	20	198

Net equity transactions	(104,973)	(77,710)	(605,908)	(2,826,656)

Net change in contract owners’ equity	(74,246)	(642)	(385,488)	(2,131,111)
Contract owners’ equity beginning of period	625,273	625,915	4,047,914	6,179,025

Contract owners’ equity end of period	$551,027	625,273	3,662,426	4,047,914

CHANGES IN UNITS:
Beginning units	36,644	41,832	171,897	305,709

Units purchased	706	4,487	2,540	18,667
Units redeemed	(7,087)	(9,675)	(28,162)	(152,479)

Ending units	30,263	36,644	146,275	171,897

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – International Fund – Class III (ASVPInt3)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

    Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)*

    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech)*

    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)*

    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)

    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT Turner Growth Focus Fund – Class I*

    Gartmore GVIT Turner Growth Focus Fund – Class III*

    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2)

        (formerly Gartmore GVIT – Comstock Value Fund – Class II)

    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Forty Portfolio – Service Shares (JanForty)

        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Growth Portfolio® – I Class (NBAMTGro)

    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat)

    Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Annuity Funds;

    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Balanced Fund/VA – Initial Class (OppBal)

    Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)

    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)

Portfolios of the Strong Variable Insurance Funds, Inc. (Strong VIF);

    Strong VIF – Strong International Stock Fund II*

Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Wells Fargo Advantage Variable Trust;

    Wells Fargo Advantage Variable Trust Discovery Fund (WFDisc)

        (formerly Strong VIF – Strong Discovery Fund II)

    Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp)

        (formerly Strong Opportunity Fund II, Inc. – Investor Class)

* At December 31, 2005 contract owners were not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore GVIT Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

The following contract charges are deducted by the Company: a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.20%, respectively.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $21,273 and $233,921, respectively, and total transfers from the Account to the fixed account were $0 and $236,346, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $139,741 and $153,634 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Balanced Fund – Class I
2005	1.45%	122,320	$16.439679	$2,010,902	1.87%	3.42%
2004	1.45%	150,372	15.896375	2,390,370	1.64%	8.19%
2003	1.45%	160,958	14.693472	2,365,032	2.23%	17.73%
2002	1.45%	154,557	12.480812	1,928,997	2.98%	-10.87%
2001	1.45%	194,967	14.002938	2,730,111	2.87%	-4.95%

American Century VP – Capital Appreciation Fund – Class I
2005	1.45%	36,737	12.512142	459,659	0.00%	20.30%
2004	1.45%	47,408	10.400815	493,082	0.00%	6.02%
2003	1.45%	68,291	9.809853	669,925	0.00%	18.73%
2002	1.45%	116,451	8.262412	962,166	0.00%	-22.34%
2001	1.45%	219,542	10.639891	2,335,903	0.00%	-29.12%

American Century VP – Income & Growth Fund – Class I
2005	1.45%	269,493	11.639841	3,136,856	1.76%	3.12%
2004	1.45%	157,305	11.287868	1,775,638	1.37%	11.35%
2003	1.45%	194,873	10.136856	1,975,400	0.91%	27.48%
2002	1.45%	375,337	7.951780	2,984,597	1.17%	-20.54%
2001	1.45%	516,121	10.007447	5,165,054	0.71%	-9.69%

American Century VP – Inflation Protection Fund – Class II
2005	1.45%	234,776	10.670686	2,505,221	4.28%	0.09%
2004	1.45%	239,977	10.660662	2,558,314	3.25%	4.28%
2003	1.45%	48,791	10.223456	498,813	1.36%	2.23%	04/30/03

American Century VP – International Fund – Class I
2005	1.45%	92,002	17.166574	1,579,359	1.17%	11.62%
2004	1.45%	108,751	15.379897	1,672,579	0.56%	13.26%
2003	1.45%	142,015	13.579522	1,928,496	0.82%	22.71%
2002	1.45%	230,611	11.066697	2,552,102	1.05%	-21.53%
2001	1.45%	694,788	14.102730	9,798,408	0.09%	-30.21%

American Century VP – International Fund – Class III
2005	1.45%	57,895	12.465763	721,705	1.34%	11.47%
2004	1.45%	60,727	11.183532	679,142	0.78%	13.41%
2003	1.45%	192,828	9.860964	1,901,470	0.68%	22.71%
2002	1.45%	273,355	8.036243	2,196,747	0.00%	-19.64%	05/01/02

American Century VP – Ultra® Fund – Class I
2005	1.45%	3,503	10.760517	37,694	0.00%	0.69%
2004	1.45%	5,280	10.686944	56,427	0.00%	9.07%
2003	1.45%	22,757	9.798135	222,976	0.00%	23.09%
2002	1.45%	13,024	7.960197	103,674	0.36%	-20.40%	05/01/02

American Century VP – Value Fund – Class I
2005	1.45%	312,800	21.017877	6,574,392	0.88%	3.52%
2004	1.45%	328,830	20.304154	6,676,615	0.98%	12.68%
2003	1.45%	336,791	18.019985	6,068,969	0.74%	27.09%
2002	1.45%	500,024	14.178860	7,089,770	0.98%	-13.89%
2001	1.45%	616,782	16.465719	10,155,759	0.63%	11.18%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.45%	9,514	13.555978	128,972	0.00%	14.47%
2004	1.45%	17,456	11.842876	206,729	0.00%	16.28%
2003	1.45%	18,906	10.184879	192,555	0.00%	45.52%
2002	1.45%	22,752	6.998987	159,241	0.00%	-35.11%
2001	1.45%	42,254	10.786491	455,772	0.00%	-29.68%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – International Focus Portfolio
2005	1.45%	65,522	$11.977879	$784,815	0.82%	15.74%
2004	1.45%	80,381	10.348838	831,850	0.94%	13.08%
2003	1.45%	96,225	9.151856	880,637	0.43%	31.16%
2002	1.45%	122,181	6.977468	852,514	0.00%	-21.07%
2001	1.45%	204,407	8.839792	1,806,915	0.00%	-23.41%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	1.45%	113,827	13.674136	1,556,486	0.00%	-4.09%
2004	1.45%	140,357	14.256798	2,001,041	0.00%	9.26%
2003	1.45%	172,711	13.048269	2,253,580	0.00%	46.40%
2002	1.45%	212,852	8.912919	1,897,133	0.00%	-34.65%
2001	1.45%	284,014	13.639726	3,873,873	0.00%	-17.24%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.45%	33,532	13.101031	439,304	0.00%	5.68%
2004	1.45%	38,055	12.396547	471,751	0.37%	20.12%
2003	1.45%	39,767	10.320294	410,407	0.24%	35.78%
2002	1.45%	4,330	7.600492	32,910	0.30%	-24.00%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	1.45%	43,283	14.668118	634,880	0.00%	2.12%
2004	1.45%	65,088	14.363971	934,922	0.37%	4.67%
2003	1.45%	72,945	13.723018	1,001,026	0.10%	24.18%
2002	1.45%	101,784	11.051082	1,124,823	0.16%	-29.98%
2001	1.45%	165,168	15.782223	2,606,718	0.05%	-23.71%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.45%	729,791	19.305967	14,089,321	1.56%	3.18%
2004	1.45%	893,047	18.711347	16,710,112	1.72%	9.04%
2003	1.45%	1,036,744	17.160617	17,791,167	1.42%	26.50%
2002	1.45%	1,167,942	13.565256	15,843,432	1.24%	-23.49%
2001	1.45%	1,679,514	17.730015	29,777,808	0.94%	-13.46%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.45%	112,905	13.112310	1,480,445	0.02%	2.87%
2004	1.45%	148,996	12.746646	1,899,199	1.23%	3.52%
2003	1.45%	270,005	12.312854	3,324,532	1.31%	19.41%
2002	1.45%	306,829	10.311062	3,163,733	1.32%	-17.92%
2001	1.45%	227,008	12.562700	2,851,833	0.80%	-10.63%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.45%	66,200	12.648293	837,317	1.33%	1.86%
2004	1.45%	88,010	12.417611	1,092,874	1.18%	5.91%
2003	1.45%	103,025	11.724710	1,207,938	0.73%	24.74%
2002	1.45%	143,370	9.399537	1,347,612	0.61%	-26.41%
2001	1.45%	194,920	12.773299	2,489,771	0.47%	-7.22%

Federated IS – Quality Bond Fund II – Primary Shares
2005	1.45%	50,161	11.226348	563,125	3.85%	-0.17%
2004	1.45%	58,220	11.245176	654,694	3.91%	2.12%
2003	1.45%	420,547	11.011999	4,631,063	2.63%	3.13%
2002	1.45%	245,375	10.677956	2,620,103	0.00%	6.78%	05/01/02

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.45%	767,364	19.242890	14,766,301	1.69%	4.33%
2004	1.45%	905,354	18.443394	16,697,801	1.52%	9.91%
2003	1.45%	900,411	16.780015	15,108,910	2.03%	28.44%
2002	1.45%	1,036,618	13.064255	13,542,642	1.85%	-18.15%
2001	1.45%	1,237,868	15.961729	19,758,514	1.80%	-6.34%

Fidelity® VIP – Growth Portfolio – Initial Class
2005	1.45%	423,840	17.087845	7,242,512	0.51%	4.27%
2004	1.45%	534,578	16.388199	8,760,771	0.28%	1.88%
2003	1.45%	867,371	16.085893	13,952,437	0.26%	30.92%
2002	1.45%	902,181	12.286405	11,084,561	0.28%	-31.12%
2001	1.45%	1,214,827	17.837538	21,669,523	0.09%	-18.85%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.45%	913,041	$11.875192	$10,842,537	14.60%	1.22%
2004	1.45%	1,192,562	11.732532	13,991,772	5.56%	8.00%
2003	1.45%	1,388,476	10.863024	15,083,048	4.00%	25.42%
2002	1.45%	905,375	8.661254	7,841,683	8.48%	1.94%
2001	1.45%	1,214,161	8.496135	10,315,676	15.69%	-13.02%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.45%	71,947	16.929868	1,218,053	0.67%	17.33%
2004	1.45%	87,648	14.429831	1,264,746	1.24%	11.99%
2003	1.45%	115,590	12.885114	1,489,390	0.88%	41.29%
2002	1.45%	163,087	9.119469	1,487,267	0.91%	-21.44%
2001	1.45%	228,754	11.607874	2,655,348	10.94%	-22.32%

Fidelity® VIP – Overseas Portfolio – Initial Class R
2005	1.45%	136,227	14.343965	1,954,035	0.63%	17.39%
2004	1.45%	154,689	12.218950	1,890,137	0.50%	11.94%
2003	1.45%	35,678	10.915454	389,442	0.71%	41.25%
2002	1.45%	27,996	7.727823	216,348	0.00%	-22.72%	05/01/02

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	1.45%	245,278	16.237353	3,982,665	2.66%	2.54%
2004	1.45%	310,573	15.835141	4,917,967	2.78%	3.94%
2003	1.45%	333,906	15.234907	5,087,027	3.75%	16.27%
2002	1.45%	398,413	13.103536	5,220,619	4.25%	-10.05%
2001	1.45%	499,835	14.567924	7,281,558	4.41%	-5.49%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	1.45%	663,447	26.768394	17,759,411	0.30%	15.25%
2004	1.45%	783,818	23.226993	18,205,735	0.30%	13.80%
2003	1.45%	707,473	20.409874	14,439,435	0.44%	26.60%
2002	1.45%	799,285	16.121173	12,885,412	0.91%	-10.66%
2001	1.45%	981,897	18.045652	17,718,972	0.59%	-13.52%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	1.45%	30,834	10.465216	322,684	6.34%	0.60%
2004	1.45%	175,411	10.402383	1,824,692	6.70%	2.81%
2003	1.45%	10,015	10.118423	101,336	0.00%	1.18%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.45%	168,929	10.619831	1,793,997	0.90%	7.32%
2004	1.45%	186,159	9.895768	1,842,186	0.53%	5.64%
2003	1.45%	194,978	9.367700	1,826,495	0.84%	27.99%
2002	1.45%	255,066	7.319028	1,866,835	1.62%	-22.98%
2001	1.45%	650,185	9.502696	6,178,510	0.46%	-15.67%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	1.45%	33,536	13.129617	440,315	0.00%	1.07%
2004	1.45%	36,457	12.990391	473,591	0.00%	12.33%
2003	1.45%	194,517	11.563978	2,249,390	0.00%	55.51%
2002	1.45%	971	7.436365	7,221	0.00%	-25.64%	05/01/02

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	1.45%	55,229	18.031528	995,863	1.89%	10.43%
2004	1.45%	102,424	16.327943	1,672,373	2.13%	18.52%
2003	1.45%	4,472	13.683042	61,191	0.00%	36.83%	05/01/03

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	1.45%	251,452	14.138070	3,555,046	0.96%	10.48%
2004	1.45%	274,799	12.797149	3,516,644	0.50%	14.05%
2003	1.45%	332,627	11.220232	3,732,152	0.43%	32.70%
2002	1.45%	361,298	8.455268	3,054,871	0.39%	-16.53%
2001	1.45%	153,386	10.130068	1,553,811	0.45%	-2.75%

Gartmore GVIT Emerging Markets Fund – Class I
2003	1.45%	1,056	11.036792	11,655	0.57%	62.87%
2002	1.45%	1,056	6.776365	7,156	0.09%	-16.46%
2001	1.45%	10,558	8.111518	85,641	1.06%	-6.57%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Emerging Markets Fund – Class III
2005	1.45%	25,233	$18.996097	$479,329	0.47%	30.74%
2004	1.45%	17,353	14.529882	252,137	1.06%	19.01%
2003	1.45%	15,033	12.209330	183,543	0.72%	62.83%
2002	1.45%	1,610	7.498277	12,072	0.38%	-25.02%	05/01/02

Gartmore GVIT Global Financial Services Fund – Class III
2005	1.45%	3,308	15.640613	51,739	1.56%	9.56%
2004	1.45%	10,647	14.275369	151,990	1.82%	19.37%
2003	1.45%	10,991	11.958777	131,439	0.72%	39.41%
2002	1.45%	1,583	8.578112	13,579	0.24%	-14.22%	05/01/02

Gartmore GVIT Global Health Sciences Fund – Class III
2005	1.45%	20,675	12.657928	261,703	0.00%	6.86%
2004	1.45%	27,353	11.845780	324,018	0.00%	6.28%
2003	1.45%	15,979	11.145810	178,099	0.00%	34.79%
2002	1.45%	1,553	8.268985	12,842	0.00%	-17.31%	05/01/02

Gartmore GVIT Global Technology and Communications Fund – Class I
2004	1.45%	1,086	3.001143	3,259	0.00%	2.80%
2003	1.45%	1,086	2.919387	3,170	0.00%	52.98%
2002	1.45%	1,793	1.908285	3,422	0.82%	-43.61%
2001	1.45%	5,944	3.384294	20,116	0.00%	-43.56%

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	1.45%	2,178	10.971442	23,896	0.00%	-1.95%
2004	1.45%	5,411	11.189794	60,548	0.00%	2.77%
2003	1.45%	10,283	10.888566	111,967	0.00%	52.94%
2002	1.45%	601	7.119398	4,279	0.62%	-28.81%	05/01/02

Gartmore GVIT Global Utilities Fund – Class III
2005	1.45%	14,528	14.149066	205,558	2.51%	4.94%
2004	1.45%	11,917	13.483151	160,679	1.30%	28.06%
2003	1.45%	13,553	10.528435	142,692	0.72%	22.37%

Gartmore GVIT Government Bond Fund – Class I
2005	1.45%	322,687	15.123362	4,880,112	3.67%	1.77%
2004	1.45%	401,375	14.860282	5,964,546	5.06%	1.76%
2003	1.45%	645,559	14.602569	9,426,820	3.21%	0.52%
2002	1.45%	1,289,459	14.526858	18,731,788	4.26%	9.37%
2001	1.45%	1,059,220	13.281734	14,068,278	5.20%	5.69%

Gartmore GVIT Growth Fund – Class I
2005	1.45%	95,090	10.943163	1,040,585	0.08%	4.96%
2004	1.45%	108,784	10.425963	1,134,178	0.29%	6.59%
2003	1.45%	152,698	9.781501	1,493,616	0.02%	30.82%
2002	1.45%	200,378	7.477237	1,498,274	0.00%	-29.76%
2001	1.45%	390,499	10.644722	4,156,753	0.00%	-29.18%

Gartmore GVIT ID Aggressive Fund – Class II
2005	1.45%	12,363	12.767402	157,843	1.76%	6.37%
2004	1.45%	11,456	12.002712	137,503	2.33%	12.37%
2003	1.45%	1,768	10.681108	18,884	0.89%	29.96%
2002	1.45%	826	8.218945	6,789	0.85%	-17.81%	01/25/02

Gartmore GVIT ID Conservative Fund – Class II
2005	1.45%	37,627	11.071052	416,570	3.37%	1.81%
2004	1.45%	17,525	10.873912	190,565	2.22%	3.13%
2003	1.45%	21,242	10.543381	223,962	2.23%	6.34%
2002	1.45%	69,792	9.914588	691,959	2.66%	-0.85%	01/25/02

Gartmore GVIT ID Moderate Fund – Class II
2005	1.45%	68,632	11.955598	820,537	1.85%	3.82%
2004	1.45%	140,586	11.515594	1,618,931	2.05%	7.95%
2003	1.45%	102,489	10.667735	1,093,325	1.86%	18.31%
2002	1.45%	31,163	9.016631	280,985	1.46%	-9.83%	01/25/02

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	1.45%	56,782	$12.468670	$707,996	2.13%	5.52%
2004	1.45%	52,770	11.815958	623,528	1.87%	10.47%
2003	1.45%	28,779	10.696293	307,829	1.80%	24.81%
2002	1.45%	11,533	8.570137	98,839	0.95%	-14.30%	01/25/02

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	1.45%	47,896	11.590666	555,147	2.53%	2.98%
2004	1.45%	44,092	11.255804	496,291	2.41%	5.61%
2003	1.45%	43,835	10.658362	467,209	2.18%	12.05%
2002	1.45%	6,718	9.512081	63,902	2.39%	-4.88%	01/25/02

Gartmore GVIT International Growth Fund – Class III
2005	1.45%	14,944	14.962124	223,594	0.72%	28.29%
2004	1.45%	6,002	11.662449	69,998	1.22%	12.69%
2003	1.45%	1,980	10.348693	20,490	0.00%	33.37%
2002	1.45%	1,547	7.759258	12,004	0.00%	-22.41%	05/01/02

Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	1.45%	378	10.819661	4,090	2.11%	1.06%
2004	1.45%	79	10.706180	846	3.31%	7.06%	05/03/04

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	1.45%	239,269	5.842070	1,397,826	0.00%	8.16%
2004	1.45%	705,062	5.401548	3,808,426	0.00%	13.67%
2003	1.45%	109,111	4.752130	518,510	0.00%	38.11%
2002	1.45%	54,066	3.440944	186,038	0.00%	-37.93%
2001	1.45%	80,084	5.543700	443,962	0.00%	-31.33%

Gartmore GVIT Money Market Fund – Class I
2005	1.45%	463,511	12.180792	5,645,931	3.93%	1.18%
2004	1.45%	565,009	12.038328	6,801,764	1.02%	-0.65%
2003	1.45%	850,554	12.117137	10,306,279	0.70%	-0.83%
2002	1.45%	1,835,875	12.218973	22,432,507	0.91%	-0.26%
2001	1.45%	4,064,345	12.243328	49,761,108	3.37%	2.09%

Gartmore GVIT Nationwide® Fund – Class I
2005	1.45%	139,603	17.891041	2,497,643	0.88%	5.89%
2004	1.45%	164,622	16.896149	2,781,478	1.20%	8.16%
2003	1.45%	228,928	15.621422	3,576,181	0.55%	25.67%
2002	1.45%	273,755	12.430943	3,403,033	0.79%	-18.55%
2001	1.45%	390,166	15.262678	5,954,978	0.70%	-13.11%

Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	1.45%	14,345	13.173172	188,969	1.65%	8.71%
2004	1.45%	5,547	12.118224	67,220	0.25%	17.05%
2003	1.45%	13,695	10.353036	141,785	0.23%	23.77%
2002	1.45%	18,478	8.364403	154,557	0.91%	-16.36%	05/01/02

Gartmore GVIT Small Cap Growth Fund – Class I
2005	1.45%	51,769	7.317634	378,827	0.00%	6.53%
2004	1.45%	46,476	6.869210	319,253	0.00%	11.77%
2003	1.45%	77,681	6.145755	477,408	0.00%	32.32%
2002	1.45%	53,252	4.644575	247,333	0.00%	-34.26%
2001	1.45%	88,529	7.064763	625,436	0.00%	-12.14%

Gartmore GVIT Small Cap Value Fund – Class I
2005	1.45%	189,246	19.375725	3,666,778	0.05%	1.58%
2004	1.45%	287,125	19.073856	5,476,581	0.00%	15.60%
2003	1.45%	384,540	16.500143	6,344,965	0.00%	54.58%
2002	1.45%	413,285	10.673922	4,411,372	0.01%	-28.22%
2001	1.45%	610,425	14.870525	9,077,340	0.04%	26.41%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Company Fund – Class I
2005	1.45%	252,760	$28.802031	$7,280,001	0.00%	10.69%
2004	1.45%	275,366	26.019616	7,164,918	0.00%	17.30%
2003	1.45%	403,505	22.182648	8,950,809	0.00%	38.97%
2002	1.45%	459,867	15.962052	7,340,421	0.00%	-18.53%
2001	1.45%	496,847	19.592300	9,734,375	0.11%	-8.07%

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	1.45%	4,530	3.181945	14,414	0.00%	48.78%
2002	1.45%	5,264	2.138725	11,258	0.00%	-43.69%
2001	1.45%	47,553	3.798019	180,607	0.00%	-39.92%

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	1.45%	10,621	15.003694	159,354	0.00%	10.37%
2004	1.45%	5,447	13.593864	74,046	0.00%	10.82%
2003	1.45%	28,886	12.267095	354,347	0.00%	50.19%

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	1.45%	190,188	13.168507	2,504,492	8.04%	0.70%
2004	1.45%	45,411	13.076645	593,824	5.15%	4.99%
2003	1.45%	49,599	12.455223	617,767	6.04%	10.49%
2002	1.45%	70,928	11.272609	799,544	5.83%	5.65%
2001	1.45%	23,299	10.669457	248,588	7.16%	2.67%

Gartmore GVIT Van Kampen Value Fund – Class II
2005	1.45%	20,415	11.543990	235,671	1.29%	2.45%
2004	1.45%	17,747	11.268116	199,975	0.81%	12.68%	05/03/04

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	1.45%	2,600	13.604422	35,371	0.26%	17.61%

Janus AS – Forty Portfolio – Service Shares
2005	1.45%	45,354	7.662477	347,524	0.07%	10.93%
2004	1.45%	40,112	6.907528	277,075	0.02%	16.26%
2003	1.45%	73,146	5.941549	434,601	0.21%	18.49%
2002	1.45%	154,472	5.014336	774,575	0.25%	-17.15%
2001	1.45%	233,415	6.052211	1,412,677	0.86%	-22.97%

Janus AS – Global Technology Portfolio – Service II Shares
2005	1.45%	1,859	11.202161	20,825	0.00%	9.72%
2004	1.45%	10,534	10.210014	107,552	0.00%	-0.63%
2003	1.45%	7,454	10.274404	76,585	0.00%	45.00%
2002	1.45%	2,688	7.085688	19,046	0.00%	-29.14%	05/01/02

Janus AS – Global Technology Portfolio – Service Shares
2005	1.45%	13,755	3.796495	52,221	0.00%	9.94%
2004	1.45%	15,898	3.453318	54,901	0.00%	-0.89%
2003	1.45%	20,634	3.484403	71,897	0.00%	44.35%
2002	1.45%	40,341	2.413798	97,375	0.00%	-41.79%
2001	1.45%	142,740	4.146734	591,905	0.47%	-38.23%

Janus AS – International Growth Portfolio – Service II Shares
2005	1.45%	8,155	15.606584	127,272	0.72%	30.11%
2004	1.45%	5,975	11.994950	71,670	0.13%	16.99%
2003	1.45%	111,175	10.252980	1,139,875	0.36%	32.60%
2002	1.45%	7,229	7.732399	55,898	0.51%	-22.68%	05/01/02

Janus AS – International Growth Portfolio – Service Shares
2005	1.45%	12,939	8.766834	113,434	0.96%	30.03%
2004	1.45%	14,743	6.741991	99,397	0.78%	16.97%
2003	1.45%	25,693	5.764054	148,096	1.00%	32.58%
2002	1.45%	65,481	4.347466	284,676	0.46%	-26.84%
2001	1.45%	175,540	5.942089	1,043,074	0.80%	-24.55%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	1.45%	268,485	12.242175	3,286,840	0.16%	7.63%
2004	1.45%	154,934	11.373957	1,762,213	0.00%	13.74%	05/03/04

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Growth Portfolio® – I Class
2005	1.45%	61,567	$15.153906	$932,981	0.00%	11.86%
2004	1.45%	73,596	13.547460	997,039	0.00%	14.91%
2003	1.45%	95,322	11.789399	1,123,789	0.00%	29.50%
2002	1.45%	120,078	9.103970	1,093,187	0.00%	-32.16%
2001	1.45%	195,163	13.420543	2,619,193	0.00%	-31.38%

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	1.45%	52,925	11.660073	617,109	0.15%	6.82%
2004	1.45%	64,337	10.915208	702,252	0.05%	14.14%
2003	1.45%	254,819	9.563366	2,436,927	1.27%	29.85%
2002	1.45%	73,317	7.364786	539,964	1.04%	-27.52%
2001	1.45%	112,115	10.160615	1,139,157	0.53%	-2.94%

Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class
2005	1.45%	526,675	12.969996	6,830,973	2.93%	-0.02%
2004	1.45%	531,370	12.973064	6,893,497	5.29%	-0.68%
2003	1.45%	403,378	13.062162	5,268,989	4.07%	0.94%
2002	1.45%	583,492	12.940640	7,550,760	4.36%	3.81%
2001	1.45%	434,841	12.465535	5,420,526	5.85%	7.20%

Neuberger Berman AMT – Partners Portfolio® – I Class
2005	1.45%	158,825	22.213117	3,527,998	0.98%	16.34%
2004	1.45%	166,664	19.093334	3,182,171	0.01%	17.25%
2003	1.45%	213,222	16.284205	3,472,151	0.00%	33.13%
2002	1.45%	279,376	12.231664	3,417,233	0.60%	-25.24%
2001	1.45%	355,870	16.362175	5,822,807	0.42%	-4.25%

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class
2005	1.45%	6,115	11.872740	72,602	0.00%	5.31%
2004	1.45%	1,613	11.273853	18,185	0.00%	12.74%	05/03/04

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	1.45%	62,514	6.040334	377,605	0.00%	10.70%
2004	1.45%	61,677	5.456321	336,530	0.00%	18.04%
2003	1.45%	53,613	4.622404	247,821	0.00%	23.77%
2002	1.45%	55,099	3.734620	205,774	1.04%	-28.84%
2001	1.45%	87,787	5.248179	460,722	0.94%	-32.27%

Oppenheimer Balanced Fund/VA – Initial Class
2005	1.45%	135,088	19.004469	2,567,276	1.84%	2.39%
2004	1.45%	159,157	18.561448	2,954,184	1.04%	8.51%
2003	1.45%	181,225	17.106528	3,100,131	2.72%	23.15%
2002	1.45%	200,791	13.891169	2,789,222	3.65%	-11.70%
2001	1.45%	246,609	15.732046	3,879,664	3.76%	0.73%

Oppenheimer Bond Fund/VA – Initial Class
2005	1.45%	272,535	14.944308	4,072,847	5.40%	1.10%
2004	1.45%	318,093	14.781171	4,701,787	4.61%	3.96%
2003	1.45%	415,506	14.217739	5,907,556	6.13%	5.23%
2002	1.45%	572,252	13.510957	7,731,672	8.06%	7.50%
2001	1.45%	809,413	12.568557	10,173,153	6.88%	6.22%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	1.45%	156,848	15.289921	2,398,194	0.97%	3.58%
2004	1.45%	209,053	14.761593	3,085,955	0.33%	5.39%
2003	1.45%	256,029	14.007176	3,586,243	0.41%	29.05%
2002	1.45%	281,157	10.854330	3,051,771	0.71%	-27.92%
2001	1.45%	487,030	15.058982	7,334,176	0.67%	-13.85%

Oppenheimer Global Securities Fund/VA – Class 3
2005	1.45%	314,061	18.815041	5,909,071	0.56%	12.68%
2004	1.45%	135,973	16.697062	2,270,350	1.06%	17.47%
2003	1.45%	102,517	14.214155	1,457,193	0.00%	42.14%	05/01/03

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Global Securities Fund/VA – Initial Class
2005	1.45%	142,651	$30.562360	$4,359,751	1.00%	12.66%
2004	1.45%	170,829	27.129075	4,634,433	1.22%	17.44%
2003	1.45%	217,070	23.101153	5,014,567	0.91%	40.95%
2002	1.45%	413,784	16.389674	6,781,785	0.54%	-23.27%
2001	1.45%	432,852	21.358918	9,245,250	0.76%	-13.32%

Oppenheimer Main Street Fund® /VA – Initial Class
2005	1.45%	51,965	8.938712	464,500	1.50%	4.44%
2004	1.45%	77,021	8.558380	659,175	0.88%	7.87%
2003	1.45%	124,707	7.933793	989,400	0.89%	24.88%
2002	1.45%	104,893	6.352976	666,383	0.65%	-19.98%
2001	1.45%	107,027	7.938854	849,672	0.47%	-11.47%

Strong VIF – Strong International Stock Fund II
2002	1.45%	45,998	5.110179	235,058	3.26%	-27.61%
2001	1.45%	45,305	7.059335	319,823	0.00%	-23.28%

Van Eck WIT – Worldwide Bond Fund – Class R1
2005	1.45%	39,097	10.683094	417,677	7.47%	-4.51%
2004	1.45%	46,939	11.188102	525,158	0.00%	11.88%	05/03/04

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	1.45%	23,563	13.986177	329,556	8.20%	-4.43%
2004	1.45%	34,491	14.635162	504,781	11.91%	7.57%
2003	1.45%	90,150	13.605416	1,226,528	1.92%	16.45%
2002	1.45%	104,803	11.683455	1,224,461	0.00%	19.89%
2001	1.45%	79,607	9.744849	775,758	4.58%	-6.48%

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	1.45%	16,193	16.382210	265,277	0.55%	29.96%
2004	1.45%	9,898	12.605738	124,772	0.00%	26.06%	05/03/04

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.45%	41,290	14.633358	604,211	0.84%	30.09%
2004	1.45%	51,914	11.248720	583,966	0.62%	24.07%
2003	1.45%	85,247	9.066702	772,909	0.09%	51.96%
2002	1.45%	79,884	5.966664	476,641	0.24%	-4.31%
2001	1.45%	113,253	6.235470	706,186	0.00%	-3.24%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	1.45%	46,326	18.623055	862,732	0.18%	49.43%
2004	1.45%	19,204	12.463044	239,340	0.00%	24.63%	05/03/04

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.45%	36,153	19.296380	697,622	0.42%	49.48%
2004	1.45%	64,606	12.908969	833,997	0.30%	22.43%
2003	1.45%	49,973	10.565413	527,985	0.52%	42.98%
2002	1.45%	105,401	7.389592	778,870	0.53%	-4.24%
2001	1.45%	45,133	7.717061	348,294	1.31%	-11.75%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.45%	8,193	17.102387	140,120	7.11%	10.63%
2004	1.45%	17,197	15.459386	265,855	15.59%	8.47%
2003	1.45%	49,904	14.252709	711,267	0.00%	26.01%
2002	1.45%	35,249	11.310619	398,688	7.56%	7.64%
2001	1.45%	29,639	10.507976	311,446	8.12%	8.49%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.45%	123,771	37.975667	4,700,286	1.18%	15.36%
2004	1.45%	146,161	32.919360	4,811,527	1.49%	34.42%
2003	1.45%	189,420	24.490201	4,638,934	0.00%	35.52%
2002	1.45%	206,275	18.071289	3,727,655	2.91%	-2.23%
2001	1.45%	222,465	18.482684	4,111,750	3.32%	8.24%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Variable Trust Discovery Fund
2005	1.45%	30,263	$18.207932	$551,027	0.00%	6.71%
2004	1.45%	36,644	17.063457	625,273	0.00%	14.04%
2003	1.45%	41,832	14.962586	625,915	0.00%	37.41%
2002	1.45%	111,728	10.889097	1,216,617	0.00%	-13.29%
2001	1.45%	84,903	12.558481	1,066,253	0.65%	2.56%

Wells Fargo Advantage Variable Trust Opportunity Fund
2005	1.45%	146,275	25.037948	3,662,426	0.00%	6.33%
2004	1.45%	171,897	23.548486	4,047,914	0.00%	16.51%
2003	1.45%	305,709	20.212115	6,179,025	0.08%	35.02%
2002	1.45%	278,354	14.969494	4,166,819	0.29%	-27.88%
2001	1.45%	430,675	20.756791	8,939,431	0.58%	-5.11%

2005 Reserves for annuity contracts in payout phase:				6,783

2005 Contract owners’ equity				$184,550,174

2004 Reserves for annuity contracts in payout phase:				13,369

2004 Contract owners’ equity				$200,024,574

2003 Reserves for annuity contracts in payout phase:				24,866

2003 Contract owners’ equity				$215,144,654

2002 Reserves for annuity contracts in payout phase:				19,216

2002 Contract owners’ equity				$209,794,312

2001 Reserves for annuity contracts in payout phase:				50,380

2001 Contract owners’ equity				$322,158,316

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company